Leases, Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Aug. 31, 2024
Lease Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in right-of-use asset	$ 8.4
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash		$ 1.4